Employee And Payroll Accruals	12 Months Ended
Dec. 31, 2011
Employee And Payroll Accruals [Abstract]
Employee And Payroll Accruals

NOTE 8:- EMPLOYEE AND PAYROLL ACCRUALS

As of December 31, 2010 and 2011, employee and payroll accruals include a total amount of $ 4,542 and $ 4,512, respectively, related to payroll accrued for the benefit of certain related parties since 2002 until 2007.